Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 483.35
Total Fee Amount	483.35
Total Transaction Valuation	3,500,000.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A